Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net loss	$ (58,092)	$ (15,625)	$ (25,607)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	342	228	237
Share-based compensation	2,211	439	411
Warrants to service providers	115	52	58
Revaluation of warrants and accretion	6,599	1,106	26
Revaluation of convertible loan	17,866		184
Change in operating assets and liabilities:
Increase in trade receivable	(50)	(137)
Decrease (increase) in prepaid expenses and other receivables	(2,228)	(371)	556
Increase (decrease) in trade payables	458	(1,063)	692
Increase in employees and payroll accruals	1,557	367	398
Increase in deferred revenue	445	75	206
Increase (decrease) in accrued expenses and other payables	4,361	(356)	280
Net cash used in operating activities	(26,416)	(15,285)	(22,559)
Cash flows from investing activities:
Change in bank deposits	100	9,860	(8,310)
Purchase of property and equipment	(784)	(156)	(227)
Net cash provided by (used in) investing activities	(684)	9,704	(8,537)
Cash flows from financing activities:
Proceeds from long-term loan and warrants for the purchase of Series B-1 redeemable convertible preferred shares, net of issuance costs of $50			4,764
Proceeds from short-term loan	4,715
Repayment of long-term loan	(2,639)	(1,585)	(560)
Proceeds from issuance of redeemable convertible preferred shares and warrants for the purchase of Series B-2 redeemable convertible preferred shares, net of 2019 issuance costs of $230		1,190	31,341
Proceeds from recapitalization and PIPE offering, net of issuance costs	98,587
Proceeds from exercise of warrants	12,859	256
Proceeds from exercise of options	223	30		[1]
Proceeds from convertible loan	11,337	1,641
Net cash provided by financing activities	125,082	1,532	35,545
Increase (decrease) in cash, cash equivalents and restricted cash	97,982	(4,049)	4,449
Cash, cash equivalents and restricted cash at the beginning of the year	2,954	7,003	2,554
Cash, cash equivalents and restricted cash at the end of the year	100,936	2,954	7,003
Supplemental non-cash disclosure:
Exercise of warrants into convertible preferred shares	4,389	85
Issuance of private warrants	6,598
Conversion of convertible loan into preferred shares			10,447
Conversion of convertible loan into ordinary shares upon the recapitalization	30,844
Conversion of preferred shares into ordinary shares upon the recapitalization	63,467
Purchase of property and equipment	340
Supplemental disclosure of cash flows activities:
Interest paid	$ 209	$ 411	$ 259

[1]	Represents less than $1.